Waxess USA COMMITMENTS AND CONTINGINCIES (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA COMMITMENTS AND CONTINGINCIES	11. COMMITMENTS AND CONTINGINCIES

During the ordinary course of business, the Company encounters various legal claims which, in the opinion of management, will not materially affect the Company.

The Company leases office space in California under an operating lease. The Company signed a twenty five month lease beginning on May 17, 2010 through June 17, 2012. The Company is required to pay monthly rental payments of approximately $4,200. Total rent expense for the year ended December 31, 2010 totaled approximately $29,600. Future minimum payments are as follows:

2011	$50,400
2012	25,200
Total Minimum Lease Payments	$75,600